Fees Summary	Oct. 18, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,678,000
Previously Paid Amount	0.00
Total Fee Amount	716.20
Total Offset Amount	0.00
Net Fee	716.20
Narrative - Max Aggregate Offering Price	$ 4,678,000
Final Prospectus	true